Risk Management Activities - Commodity derivative instruments not designated as hedging instruments (Details) - Non-Hedges - Commodity risk management	Dec. 31, 2020 MWh J t	Dec. 31, 2019 MWh J t
Electricity
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	12,944,000	16,097,000
Notional amount purchased	8,258,000	7,204,000
Natural gas
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold | J	23,035,000	38,062,000
Notional amount purchased | J	177,448,000	55,023,000
Transmission
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	0	0
Notional amount purchased	1,578,000	1,818,000
Emissions
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	1,831,000	184,000
Notional amount purchased	2,112,000	138,000
Notional amount sold | t	2,160,000	2,436,000
Notional amount purchased | t	2,365,000	2,446,000